Fair Value Measurements (Summary of the Fair Value of Financial Assets and Liabilities Not Adjusted to Fair Value) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Quoted Prices In Active Markets Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable		$ 0
Total		0
Note payable	0	0
Long-term debt	0	0
Total	0	0
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable		0
Total		0
Note payable	0	0
Long-term debt	0	0
Total	0	0
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable		1,152,896
Total		1,152,896
Note payable	14,976,818	14,976,818
Long-term debt	13,762,952	14,310,450
Total	28,739,770	29,287,268
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable		1,142,770
Total		1,142,770
Note payable	15,000,000	15,000,000
Long-term debt	13,000,000	13,000,000
Total	$ 28,000,000	$ 28,000,000